CASH AND CASH EQUIVALENTS (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH AND CASH EQUIVALENTS
Cash and cash equivalents	₺ 5,500,000	₺ 8,676,955	₺ 10,321,986
Restricted cash	0	0
Interest accrual on cash and cash equivalents	835	10,228
Cash and cash equivalents as reported in the consolidated statement of cash flows	₺ 5,499,165	₺ 8,666,727	₺ 10,319,646	₺ 2,181,563
Time deposits
CASH AND CASH EQUIVALENTS
Average maturity of time deposits	3 days	18 days
Time deposits | TRY
CASH AND CASH EQUIVALENTS
Banks deposits	₺ 316,819	₺ 3,638,580
Weighted average interest rates of time deposits	39.79%	20.64%
Time deposits | US Dollar
CASH AND CASH EQUIVALENTS
Banks deposits	₺ 4,364,432	₺ 4,613,034
Weighted average interest rates of time deposits	0.47%	1.87%
Demand deposits | TRY
CASH AND CASH EQUIVALENTS
Banks deposits	₺ 811,499	₺ 353,169
Demand deposits | US Dollar
CASH AND CASH EQUIVALENTS
Banks deposits	3,923	71,638
Other foreign currency deposits
CASH AND CASH EQUIVALENTS
Banks deposits	₺ 3,327	₺ 534